CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (accumulated deficit) [Member]	Non-controlling Interest [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance at Dec. 31, 2015	¥ 276	¥ 98	¥ (49,355)	¥ 907,018	¥ 30,232	¥ 281,107				¥ 1,169,376
Balance, shares at Dec. 31, 2015	44,914,538	10,574,896
Net income (loss)						226,120				226,120
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 12	¥ (12)
Conversion of Class B ordinary shares to Class A ordinary shares (shares)	1,679,647	(1,679,647)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 14			20,374						20,388
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares)	2,141,043
Foreign currency translation adjustment, net of nil income taxes					22,972					22,972
Share-based compensation				67,824						67,824
Unrealized holding gains on available-for-sale security					5,235					5,235
Reclassification adjustment for gains on available for sale securities realized in net income					(235)					(235)
Dividends						(54,026)				(54,026)
Repurchase of Class A ordinary shares			(44,406)							(44,406)
Balance at Dec. 31, 2016	¥ 302	¥ 86	(93,761)	995,216	58,204	453,201				1,413,248
Balance, shares at Dec. 31, 2016	48,735,228	8,895,249
Net income (loss)						(147)				(147)
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 12	¥ (12)
Conversion of Class B ordinary shares to Class A ordinary shares (shares)	1,689,190	(1,689,190)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 13			22,241						22,254
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares)	1,915,758
Foreign currency translation adjustment, net of nil income taxes					(13,832)					(13,832)
Share-based compensation				77,415						77,415
Unrealized holding gains on available-for-sale security					11,496					11,496
Reclassification adjustment for gains on available for sale securities realized in net income					(16,496)
Dividends						(63,087)				(63,087)
Repurchase of Class A ordinary shares			(161,342)							(161,342)
Balance at Dec. 31, 2017	¥ 327	¥ 74	(255,103)	1,094,872	39,372	389,967				1,269,509
Balance, shares at Dec. 31, 2017	52,340,176	7,206,059						52,340,176	7,206,059
Net income (loss)						(590,174)	¥ (2,025)			(592,199)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 4			2,947						2,951
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares)	632,402
Foreign currency translation adjustment, net of nil income taxes					11,100					11,100
Non-controlling interest							1,050			1,050
Share-based compensation				124,253						124,253
Dividends						(42,955)				(42,955)
Repurchase of Class A ordinary shares			(202,066)							(202,066)
Balance at Dec. 31, 2018	¥ 331	¥ 74	¥ (457,169)	¥ 1,222,072	¥ 50,472	¥ (243,162)	¥ (975)			¥ 571,643
Balance, shares at Dec. 31, 2018	52,972,578	7,206,059						52,972,578	7,206,059